Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000021257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	5.55%		3.86%		4.47%
C000021259
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	9.74%		4.21%		4.25%
C000081832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000035460
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000236143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000021271
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	14.88%		12.23%		9.35%
C000021273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	19.54%		12.59%		9.12%
C000081835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000035461
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000236144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000021274
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	11.36%		8.79%		7.39%
C000021276
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	15.91%		9.17%		7.17%
C000081836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000035462
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000236145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000021277
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	8.19%		6.03%		5.74%
C000021279
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	12.64%		6.41%		5.53%
C000081837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000035463
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000236146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R3
C000171782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000171786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
C000171788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4
Without Sales Load [Member] | C000021257
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%		5.03%		5.06%
Without Sales Load [Member] | C000021259
Average Annual Return [Line Items]
Average Annual Return, Percent	10.74%		4.21%		4.25%
Without Sales Load [Member] | C000081832
Average Annual Return [Line Items]
Average Annual Return, Percent	12.04%		5.40%		5.36%
Without Sales Load [Member] | C000035460
Average Annual Return [Line Items]
Average Annual Return, Percent	11.43%		4.80%		4.75%
Without Sales Load [Member] | C000236143
Average Annual Return [Line Items]
Average Annual Return, Percent	11.90%	4.80%
Without Sales Load [Member] | C000021271
Average Annual Return [Line Items]
Average Annual Return, Percent	21.58%		13.51%		9.98%
Without Sales Load [Member] | C000021273
Average Annual Return [Line Items]
Average Annual Return, Percent	20.54%		12.59%		9.12%
Without Sales Load [Member] | C000081835
Average Annual Return [Line Items]
Average Annual Return, Percent	21.89%		13.92%		10.32%
Without Sales Load [Member] | C000035461
Average Annual Return [Line Items]
Average Annual Return, Percent	21.20%		13.25%		9.70%
Without Sales Load [Member] | C000236144
Average Annual Return [Line Items]
Average Annual Return, Percent	21.76%	12.06%
Without Sales Load [Member] | C000021274
Average Annual Return [Line Items]
Average Annual Return, Percent	17.81%		10.03%		8.00%
Without Sales Load [Member] | C000021276
Average Annual Return [Line Items]
Average Annual Return, Percent	16.91%		9.17%		7.17%
Without Sales Load [Member] | C000081836
Average Annual Return [Line Items]
Average Annual Return, Percent	18.24%		10.42%		8.33%
Without Sales Load [Member] | C000035462
Average Annual Return [Line Items]
Average Annual Return, Percent	17.56%		9.77%		7.73%
Without Sales Load [Member] | C000236145
Average Annual Return [Line Items]
Average Annual Return, Percent	17.93%	9.11%
Without Sales Load [Member] | C000021277
Average Annual Return [Line Items]
Average Annual Return, Percent	14.50%		7.24%		6.35%
Without Sales Load [Member] | C000021279
Average Annual Return [Line Items]
Average Annual Return, Percent	13.64%		6.41%		5.53%
Without Sales Load [Member] | C000081837
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%		7.62%		6.66%
Without Sales Load [Member] | C000035463
Average Annual Return [Line Items]
Average Annual Return, Percent	14.29%		7.01%		6.10%
Without Sales Load [Member] | C000236146
Average Annual Return [Line Items]
Average Annual Return, Percent	14.62%	6.70%
Without Sales Load [Member] | C000171782
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%		6.86%	6.56%
Without Sales Load [Member] | C000171783
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%		7.13%		6.64%
Without Sales Load [Member] | C000171786
Average Annual Return [Line Items]
Average Annual Return, Percent	18.03%		11.07%	9.51%
Without Sales Load [Member] | C000171787
Average Annual Return [Line Items]
Average Annual Return, Percent	18.32%		11.34%		9.42%
Without Sales Load [Member] | C000171788
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%		2.07%	2.85%
Without Sales Load [Member] | C000171789
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%		2.33%		3.21%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	0.70%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	12.88%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	12.88%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%		15.58%		11.79%
TAM INDEX: MSCI WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	22.02%	12.88%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.64%	15.29%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.64%		14.64%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.64%	15.29%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	21.45%		17.64%		14.64%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)	1.76%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Transamerica Asset Alloc. - Conservative Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
Average Annual Return, Percent	11.60%		5.23%		5.68%
Transamerica Asset Alloc. - Conservative Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
Average Annual Return, Percent	11.60%		5.23%		5.68%
Transamerica Asset Alloc. - Conservative Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
Average Annual Return, Percent	11.60%		5.23%		5.68%
Transamerica Asset Alloc. - Conservative Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
Average Annual Return, Percent	11.60%		5.23%		5.68%
Transamerica Asset Alloc. - Conservative Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Conservative Portfolio Blended Benchmark
Average Annual Return, Percent	11.60%	4.98%
Transamerica Asset Alloc. - Moderate Growth Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	17.16%		10.78%		9.32%
Transamerica Asset Alloc. - Moderate Growth Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	17.16%		10.78%		9.32%
Transamerica Asset Alloc. - Moderate Growth Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	17.16%		10.78%		9.32%
Transamerica Asset Alloc. - Moderate Growth Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	17.16%		10.78%		9.32%
Transamerica Asset Alloc. - Moderate Growth Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Growth Portfolio Blended Benchmark
Average Annual Return, Percent	17.16%	9.24%
Transamerica Asset Alloc. - Moderate Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	13.97%		7.60%		7.24%
Transamerica Asset Alloc. - Moderate Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	13.97%		7.60%		7.24%
Transamerica Asset Alloc. - Moderate Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	13.97%		7.60%		7.24%
Transamerica Asset Alloc. - Moderate Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	13.97%		7.60%		7.24%
Transamerica Asset Alloc. - Moderate Portfolio Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation - Moderate Portfolio Blended Benchmark
Average Annual Return, Percent	13.97%	6.81%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)	1.76%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%		(0.24%)		1.90%
Transamerica Asset Allocation Long Horizon Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation Long Horizon Blended Benchmark
Average Annual Return, Percent	20.27%		14.52%	12.07%
Transamerica Asset Allocation Long Horizon Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation Long Horizon Blended Benchmark
Average Annual Return, Percent	20.27%		14.52%		11.67%
Transamerica AA Short Horizon Benchmark Blended
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation Short Horizon Blended Benchmark
Average Annual Return, Percent	7.59%		2.64%	3.55%
Transamerica Asset Allocation Long Horizon Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Asset Allocation Short Horizon Blended Benchmark
Average Annual Return, Percent	7.59%		2.64%		3.61%